Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%	34.00%
Income tax benefit at the federal statutory rate	$ (633,365)	$ (2,558,778)	$ (2,558,778)	$ (38,077)
State benefit, net of federal benefit	(62,088)	(176,615)	(176,615)	(4,480)
Permanent differences net	105,614	1,057,550	1,057,550
Tax attributes from business combination		(434,725)	(434,725)
Changes in valuation allowances	589,839	2,112,568	2,112,568	42,557
Income tax (benefit) provision